Class A and Class F Common Stock - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 20, 2021 USD ($)	Jul. 31, 2020 $ / shares shares	May 31, 2020 shares	Dec. 31, 2020 USD ($) Directors shares	Dec. 31, 2019 USD ($) Directors shares	Jun. 17, 2020 $ / shares
Numbers Of Directors Entitled To Be Elected By The Holders Of Redeemable Convertible Preferred Stock | Directors				1	1
Pre-closing stock repurchase, net of exercise of vested options (in shares)				85,594	7,138
Payments for repurchase of common stock | $				$ 0.1
Repurchase Of Stock [Member] | Former Executive Officer [Member]
Notes receivable, amount of principal payment canceled | $				$ 0.9
Class F Common Stock [Member]
Numbers Of Directors Entitled To Be Elected By The Holders Of Common Stock | Directors				2	2
Common Class A [Member]
Pre-closing stock repurchase, net of exercise of vested options (in shares)			509,602	85,594
Payments for repurchase of common stock | $	$ 22.0			$ 0.1	$ 0.1
Exercise Price One July 2020 [Member] | Common Class A [Member]
Conversion of convertible securities (in shares) | shares		143,452
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares | $ / shares		$ 0.06
Exercise Price One November 2020 [Member] | Common Class A [Member]
Conversion of convertible securities (in shares) | shares		425,146
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares | $ / shares						$ 0.06
Exercise Price Two November 2020 [Member] | Common Class A [Member]
Conversion of convertible securities (in shares) | shares		37,244
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares | $ / shares						$ 1.75
Exercise Price One December 2020 [Member] | Common Class A [Member]
Conversion of convertible securities (in shares) | shares		178,840
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares | $ / shares		$ 0.06
Exercise Price Two December 2020 [Member] | Common Class A [Member]
Conversion of convertible securities (in shares) | shares		266,522
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares | $ / shares		$ 1.75